Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Results [Abstract]
Schedule of quarterly financial information [Table Text Block]

The following table presents selected financial data for the quarterly periods in 2012 and 2011 and has been revised to reflect discontinued operations (See Note 3, Discontinued Operations and Related Items, for additional information):

	For the Quarter Ended
Millions of dollars	March 31	June 30	September 30	December 31
2012
Sales and other operating revenues	$11,734	$11,248	$11,273	$11,097
Operating income (a)	940	1,449	1,328	959
Income from equity investments	46	27	32	38
Reorganization items(b)	5	(1)	0	0
Income from continuing operations(c)	594	768	851	645
Income (loss) from discontinued operations	5	0	(7)	(22)
Net income	599	768	844	623
Earnings per share:
Basic	1.04	1.34	1.47	1.10
Diluted	1.04	1.33	1.46	1.09

	For the Quarter Ended
Millions of dollars	March 31	June 30	September 30	December 31
2011
Sales and other operating revenues	$11,380	$13,306	$12,516	$10,981
Operating income (d)	1,095	1,310	1,493	439
Income from equity investments	58	73	52	33
Reorganization items(b)	(2)	(28)	- -	(15)
Income from continuing operations(e)	682	851	912	27
Loss from discontinued operations	(22)	(48)	(17)	(245)
Net income (loss)	660	803	895	(218)
Earnings (loss) per share:
Basic	1.16	1.41	1.56	(0.38)
Diluted	1.15	1.38	1.51	(0.38)

  Operating income in the quarter ended June 30, 2012 includes a lower of cost or market inventory valuation adjustment of $71 million which was reversed in the quarter ended September 30, 2012 by a $71 million non-cash benefit due to the recovery of market price. In addition, operating income in the quarter ended March 31, 2012 included a charge of $22 million for impairment of assets at our Wesseling, Germany site. In the quarter ended June 30, 2012, operating income includes a benefit of $100 million associated with an insurance settlement related to Hurricane Ike. Operating income in the quarter ended September 30, 2012 included a benefit related to a $24 million recovery associated with a former employee who plead guilty to fraud in 2010. Operating income in the quarter ended December 31, 2012 included a benefit of $28 million related to the reversal of a reserve established at emergence for an unfavorable monomer contract. In addition, operating income in the quarter ended December 31, 2012 included charges of $53 million related to corporate restructuring activities in Europe.
  See Note 23 for a description of reorganization items.
  Income from continuing operations in 2012 included after-tax premiums and charges of $210 million related to the early repayment of debt in the quarter ended June 30, 2012. In addition, results for 2012 include a $10 million after-tax charge relate to a fair value adjustment associated with our warrants in the quarter ended March 31, 2012.
  Operating income in 2011 includes corporate restructuring charges of $61 million, $14 million and $18 million, in the quarters ended June 30, September 30 and December 31, 2011, respectively. Operating income in 2011 also includes an impairment charge of $19 million in the quarter ended September 30, 2011.
  Income from continuing operations in 2011 included after-tax premiums and charges of $8 million and $271 million in the quarters ended June 30 and December 31, 2011, respectively, related to the early repayment of debt. In addition, results for 2011 include after-tax fair value adjustments related to our warrants of a negative $59 million in the quarter ended March 31, 2011, benefits of $6 million and $22 million in the quarters ended June 30 and September 30, 2011, respectively, and a negative $6 million in the quarter ended December 31, 2011. Results for the quarter ended June 30, 2011 also include an after-tax gain of $26 million gain on the sale of surplus precious metals.